Vanguard Wellesley Income Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.9%)
U.S. Government Securities (7.2%)
	United States Treasury Note/Bond	0.125%	10/31/22	107,000	107,000
	United States Treasury Note/Bond	0.125%	11/30/22	25,000	25,000
	United States Treasury Note/Bond	2.125%	12/31/22	10,400	10,813
	United States Treasury Note/Bond	0.125%	5/15/23	105,440	105,407
	United States Treasury Note/Bond	0.250%	11/15/23	80,000	80,225
1	United States Treasury Note/Bond	0.250%	5/31/25	845,000	843,285
	United States Treasury Note/Bond	0.250%	7/31/25	548,245	546,534
	United States Treasury Note/Bond	2.000%	8/15/25	10,230	11,020
	United States Treasury Note/Bond	0.250%	8/31/25	154,990	154,457
	United States Treasury Note/Bond	0.250%	10/31/25	601,000	598,368
	United States Treasury Note/Bond	0.375%	11/30/25	25,000	25,031
	United States Treasury Note/Bond	2.250%	11/15/27	23,580	26,174
	United States Treasury Note/Bond	3.125%	11/15/28	8,235	9,746
	United States Treasury Note/Bond	2.375%	5/15/29	30,515	34,463
	United States Treasury Note/Bond	1.625%	8/15/29	7,430	7,945
	United States Treasury Note/Bond	1.500%	2/15/30	335,365	354,648
	United States Treasury Note/Bond	0.625%	5/15/30	429,620	419,885
	United States Treasury Note/Bond	0.625%	8/15/30	100,000	97,469
	United States Treasury Note/Bond	0.875%	11/15/30	212,000	211,171
	United States Treasury Note/Bond	1.125%	8/15/40	270,375	255,842
	United States Treasury Note/Bond	3.625%	2/15/44	13,285	18,792
	United States Treasury Note/Bond	2.875%	5/15/49	405	523
	United States Treasury Note/Bond	2.000%	2/15/50	24,126	26,195
2	United States Treasury Note/Bond	1.250%	5/15/50	81,135	73,554
	United States Treasury Note/Bond	1.375%	8/15/50	110,030	102,946
	United States Treasury Note/Bond	1.625%	11/15/50	410,645	408,592
					4,555,085
Agency Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	30,649

Conventional Mortgage-Backed Securities (0.7%)
3,4	Fannie Mae Pool	2.500%	8/1/27–11/1/49	48,599	51,158
3,4	Fannie Mae Pool	2.780%	6/1/26	28,500	31,263
3,4	Fannie Mae Pool	3.070%	2/1/25	11,700	12,703
3,4	Freddie Mac Gold Pool	4.000%	7/1/33	3	4
3	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	20	24
3	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	1,839	2,088
¤,3,4	UMBS Pool	1.500%	1/1/36	72,000	74,082
¤,3,4	UMBS Pool	2.000%	1/1/36	254,500	266,072
					437,394
Nonconventional Mortgage-Backed Securities (1.0%)
3,4	Fannie Mae REMICS	1.250%	2/25/28	17,352	17,505
3,4	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	19,779	20,045
3,4	Fannie Mae REMICS	1.700%	6/25/43	3,643	3,700

3,4	Fannie Mae REMICS	2.000%	5/25/39–6/25/44	11,684	12,013
3,4	Fannie Mae REMICS	3.000%	6/25/44–9/25/57	97,469	103,140
3,4	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	266,905	286,741
3,4	Fannie Mae REMICS	4.000%	5/25/31–7/25/53	13,199	14,057
3,4	Freddie Mac REMICS	1.500%	10/15/42	9,645	9,741
3,4	Freddie Mac REMICS	1.750%	3/15/41	12,641	12,875
3,4	Freddie Mac REMICS	2.000%	7/15/31–9/15/31	27,920	28,432
3,4	Freddie Mac REMICS	2.500%	9/15/32	2,992	3,055
3,4	Freddie Mac REMICS	3.000%	12/15/39–5/15/46	33,723	36,080
3,4	Freddie Mac REMICS	3.500%	3/15/31	2,493	2,692
3,4	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	50,765	55,617
3	Ginnie Mae REMICS	1.700%	10/20/45	6,438	6,498
3	Ginnie Mae REMICS	1.800%	5/20/41	6,098	6,117
					618,308
Total U.S. Government and Agency Obligations (Cost $5,610,145)					5,641,436
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
3,5	Aaset 2019-1 Trust	3.844%	5/15/39	12,979	12,257
5	American Tower Trust I	3.070%	3/15/23	32,900	33,506
3	AmeriCredit Automobile Receivables Trust 2016-3	2.240%	4/8/22	638	638
3,5	Angel Oak Mortgage Trust 2019-5	2.593%	10/25/49	9,443	9,560
3,5	Angel Oak Mortgage Trust 2019-6	2.620%	11/25/59	22,311	22,583
3,5	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	4,869	4,964
3,5	Angel Oak Mortgage Trust LLC	2.993%	7/26/49	17,393	17,532
3,5,6	Atlas Senior Loan Fund X Ltd., 3M USD LIBOR +
	1.090%	1.327%	1/15/31	7,273	7,191
3,5,6	Avery Point IV CLO Ltd., 3M USD LIBOR +
	1.100%	1.315%	4/25/26	3,769	3,768
3,5,6	Babson CLO Ltd. 2014-I, 3M USD LIBOR +
	1.150%	1.368%	7/20/25	63	63
5	Bank of Montreal	2.500%	1/11/22	122,300	124,977
3,5	Canadian Pacer Auto Receivable Trust A Series
	2018	3.270%	12/19/22	3,033	3,053
3,5	Castlelake Aircraft Securitization Trust 2019-1	3.967%	4/15/39	24,617	23,411
3,5,6	Cent CLO, 3M USD LIBOR + 1.150%	1.365%	10/25/28	16,895	16,846
3,5	Chesapeake Funding II LLC	3.390%	1/15/31	17,545	17,973
3,5	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	347	347
3,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	15,298	15,471
3,5	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	12,251	12,426
3,5	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	6,757	6,798
3,5	COLT 2020-1 Mortgage Loan Trust	2.488%	2/25/50	14,154	14,314
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,462
3,5	DB Master Finance LLC	3.787%	5/20/49	14,956	15,323
3,5	DB Master Finance LLC	4.021%	5/20/49	13,361	14,051
3,5	Deephave Residential Mortgage Trust 2019-2	3.558%	4/25/59	6,882	6,929
5	DNB Boligkreditt AS	2.500%	3/28/22	24,355	24,978
3,5	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,225	3,276
3,5	Enterprise Fleet Financing LLC	2.290%	2/20/25	22,776	23,157
3,5	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	3,051	3,059
3,5	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	7,468	7,558
3,5	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	13,168	13,349
3,5	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	16,672	16,925
3,5	Exeter Automobile Receivables Trust 2019-4	2.180%	1/17/23	2,030	2,032
3,4,6	Fannie Mae Connecticut Avenue Securities, 1M
	USD LIBOR + 5.900%	6.048%	10/25/28	5,400	5,678
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K1513	2.797%	8/25/34	7,552	8,567

3,4	Freddie Mac Multifamily Structured Pass Through
	Certificates	3.750%	8/25/25	10,785	12,105
3,4	Freddie Mac Multifamily Structured Pass Through
	Certificates	2.610%	1/25/26	20,480	22,073
3,4	Freddie Mac Multifamily Structured Pass Through
	Certificates	2.282%	7/25/26	29,245	31,513
3,4	Freddie Mac Multifamily Structured Pass Through
	Certificates	3.059%	4/25/34	7,200	8,304
3,5	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	18,337	18,558
3,5	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	10,437	10,069
3,5	Horizon Aircraft Finance Ltd.	3.425%	11/15/39	10,508	10,153
3,5	MACH 1 Cayman 2019-1 Ltd.	3.474%	10/15/39	11,476	11,087
3,5,6	Madison Park Funding XII Ltd., 3M USD LIBOR +
	1.260%	1.478%	7/20/26	2,504	2,504
3,5,6	Madison Park Funding XIII Ltd., 3M USD LIBOR +
	0.950%	1.168%	4/19/30	34,150	34,116
3,5	MAPS Ltd.	4.458%	3/15/44	5,837	5,549
3,5,6	Master Credit Card Trust II Series 2018-1A, 1M
	USD LIBOR + 0.490%	0.642%	7/21/24	36,965	36,801
3,5	MMAF Equipment Finance LLC 2019-B	2.010%	12/12/24	26,615	27,404
5	National Australia Bank Ltd.	2.400%	12/7/21	75,600	77,043
3,5	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	22,382	22,636
3,5	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	2,327	2,338
3,5	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	33,750	33,858
3,5	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	4,110	4,118
3,5	Santander Retail Auto Lease Trust 2019-B	2.300%	1/20/23	11,435	11,641
3,4	Seasoned Credit Risk Transfer Trust Series 2018-
	4	3.500%	3/25/58	19,489	20,832
3,4	Seasoned Credit Risk Transfer Trust Series 2019-
	1	3.500%	7/25/58	31,675	33,754
3,4	Seasoned Credit Risk Transfer Trust Series 2019-
	3	3.500%	10/25/58	46,064	49,660
3,5	Securitized Term Auto Receivables Trust 2018-2	3.325%	8/25/22	8,166	8,229
3,5,6	Seneca Park CLO Ltd. 2014-1, 3M USD LIBOR +
	1.120%	1.338%	7/17/26	323	323
3,5	SFAVE Commercial Mortgage Securities Trust
	2015-5AVE	4.144%	1/5/43	22,000	20,654
3,5	SoFi Consumer Loan Program 2018-4 Trust	3.540%	11/26/27	2,100	2,109
3,5	SoFi Consumer Loan Program 2019-1 Trust	3.240%	2/25/28	4,664	4,701
3,5	SoFi Consumer Loan Program 2020-1 Trust	2.020%	1/25/29	11,729	11,841
3,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	7,912	7,915
3,5	Start III Ltd.	3.536%	11/15/44	971	945
3,5	START Ireland	4.089%	3/15/44	12,211	11,464
3,5,6	Symphony CLO XIV Ltd., 3M USD LIBOR +
	0.950%	1.179%	7/14/26	27,315	27,190
3,5,6	Thacher Park CLO Ltd., 3M USD LIBOR + 1.160%	1.378%	10/20/26	2,680	2,680
5	Toronto-Dominion Bank	2.500%	1/18/22	77,500	79,212
3,5	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	725	729
3	Utility Debt Securitization Authority Series 2013T	3.435%	12/15/25	6,775	7,102
3,5	Vantage Data Centers LLC	1.645%	9/15/45	32,830	32,710
3,5	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	8,924	9,340
3,5	Verus Securitization Trust 2019-2	3.211%	5/25/59	8,627	8,694
3,5,6	Voya CLO 2014-1 Ltd., 3M USD LIBOR + 0.990%	1.208%	4/18/31	16,596	16,484
3,5	Westlake Automobile Receivables Trust	2.150%	2/15/23	6,904	6,946
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,241,436)					1,254,406

Corporate Bonds (41.5%)
Finance (15.5%)
	Banking (12.2%)
	American Express Credit Corp.	2.700%	3/3/22	83,055	85,232
5	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	23,805	24,166
	Banco Santander SA	3.125%	2/23/23	28,600	30,083
	Banco Santander SA	3.848%	4/12/23	17,000	18,230
	Banco Santander SA	2.749%	12/3/30	16,800	17,290
	Bank of America Corp.	3.300%	1/11/23	18,875	20,006
3	Bank of America Corp.	2.816%	7/21/23	60,600	62,956
	Bank of America Corp.	4.125%	1/22/24	7,500	8,324
	Bank of America Corp.	4.000%	1/22/25	26,225	29,335
3	Bank of America Corp.	3.559%	4/23/27	54,370	61,233
3	Bank of America Corp.	3.593%	7/21/28	37,995	42,907
3	Bank of America Corp.	3.419%	12/20/28	48,603	54,832
3	Bank of America Corp.	4.271%	7/23/29	72,640	86,407
3	Bank of America Corp.	3.974%	2/7/30	69,430	81,436
3	Bank of America Corp.	3.194%	7/23/30	33,250	37,085
3	Bank of America Corp.	2.496%	2/13/31	99,085	105,136
	Bank of America Corp.	6.110%	1/29/37	30,000	43,592
	Bank of America Corp.	5.875%	2/7/42	8,770	13,319
	Bank of America Corp.	5.000%	1/21/44	24,180	33,692
3	Bank of America Corp.	3.946%	1/23/49	5,290	6,518
3	Bank of America Corp.	4.330%	3/15/50	59,475	77,802
	Bank of Montreal	3.100%	4/13/21	46,940	47,292
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	34,239
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	24,920
6	Bank of New York Mellon Corp., 3M USD LIBOR +
	1.050%	1.264%	10/30/23	43,060	43,509
7	Bank of Nova Scotia	0.000%	1/18/21	20,000	15,711
7	Bank of Nova Scotia	0.000%	1/20/21	25,000	19,639
	Bank of Nova Scotia	2.450%	3/22/21	39,905	40,055
	Bank of Nova Scotia	2.800%	7/21/21	58,100	58,898
	Bank of Nova Scotia	2.700%	8/3/26	60,225	66,101
	Bank One Corp.	7.750%	7/15/25	25,000	32,312
3	Barclays plc	3.932%	5/7/25	52,770	57,726
6	Barclays plc, 3M USD LIBOR + 1.380%	1.601%	5/16/24	36,710	37,120
5	BNP Paribas SA	2.950%	5/23/22	4,365	4,514
	BNP Paribas SA	3.250%	3/3/23	4,190	4,447
5	BNP Paribas SA	3.800%	1/10/24	76,490	83,451
5	BNP Paribas SA	3.375%	1/9/25	61,070	66,582
3,5	BNP Paribas SA	2.819%	11/19/25	44,480	47,365
5	BNP Paribas SA	3.500%	11/16/27	74,220	83,318
5	BPCE SA	5.700%	10/22/23	10,670	12,057
	BPCE SA	4.000%	4/15/24	25,885	28,658
5	BPCE SA	5.150%	7/21/24	37,185	41,985
5	BPCE SA	3.500%	10/23/27	64,900	72,620
5	BPCE SA	2.700%	10/1/29	48,550	52,306
6	Canadian Imperial Bank of Commerce, 3M USD
	LIBOR + 0.720%	0.939%	6/16/22	57,790	58,223
	Capital One Financial Corp.	4.750%	7/15/21	36,165	36,989
	Capital One Financial Corp.	3.750%	4/24/24	60,945	66,476
	Capital One Financial Corp.	3.200%	2/5/25	9,055	9,871
	Citigroup Inc.	4.500%	1/14/22	30,140	31,421
	Citigroup Inc.	4.125%	7/25/28	45,085	52,352
3	Citigroup Inc.	3.520%	10/27/28	72,260	81,439
	Citigroup Inc.	6.625%	6/15/32	9,000	12,749

3	Citigroup Inc.	3.878%	1/24/39	37,225	44,301
	Citigroup Inc.	5.875%	1/30/42	7,460	11,313
	Citigroup Inc.	5.300%	5/6/44	12,142	17,028
	Comerica Bank	2.500%	7/23/24	26,085	27,761
5	Credit Agricole SA	3.750%	4/24/23	31,690	34,006
5	Credit Agricole SA	3.250%	10/4/24	79,590	86,697
	Credit Suisse AG	3.000%	10/29/21	53,710	54,898
	Credit Suisse AG	3.625%	9/9/24	3,955	4,385
5	Credit Suisse Group AG	3.574%	1/9/23	40,835	42,135
3,5	Credit Suisse Group AG	4.207%	6/12/24	12,285	13,254
3,5	Credit Suisse Group AG	2.593%	9/11/25	33,940	35,701
3,5	Credit Suisse Group AG	3.869%	1/12/29	11,050	12,476
5,6	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	1.460%	6/12/24	24,825	25,197
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	45,685	48,155
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	57,400	63,691
5	Danske Bank A/S	2.000%	9/8/21	41,970	42,445
5	Danske Bank A/S	5.000%	1/12/22	20,770	21,643
5	Danske Bank A/S	3.875%	9/12/23	45,515	48,980
5	Danske Bank A/S	5.375%	1/12/24	27,035	30,371
5	Danske Bank A/S	1.621%	9/11/26	30,135	30,146
	Deutsche Bank AG	4.250%	10/14/21	20,815	21,326
	Fifth Third Bancorp	2.550%	5/5/27	9,850	10,701
	Fifth Third Bank	3.850%	3/15/26	29,295	33,142
	Goldman Sachs Group Inc.	2.875%	2/25/21	25,990	26,050
	Goldman Sachs Group Inc.	2.625%	4/25/21	9,270	9,318
	Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	72,092
	Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	70,882
3	Goldman Sachs Group Inc.	2.876%	10/31/22	65,405	66,629
	Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	8,221
	Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	18,363
3	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	48,346
	Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	14,820
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	53,832
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	41,675
3	Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	16,729
3	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	83,842
3	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	64,981
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,710	23,138
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	32,296
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	27,501
5	HSBC Bank plc	4.750%	1/19/21	42,960	43,033
3	HSBC Holdings plc	3.262%	3/13/23	25,625	26,442
	HSBC Holdings plc	3.600%	5/25/23	56,130	60,348
	HSBC Holdings plc	3.900%	5/25/26	7,915	9,032
	HSBC Holdings plc	1.589%	5/24/27	27,800	28,184
3	HSBC Holdings plc	4.041%	3/13/28	27,520	31,234
3	HSBC Holdings plc	4.583%	6/19/29	40,190	47,522
3	HSBC Holdings plc	2.357%	8/18/31	31,795	32,653
	HSBC Holdings plc	7.625%	5/17/32	15,800	22,934
	HSBC Holdings plc	6.500%	5/2/36	22,000	31,803
	HSBC Holdings plc	6.100%	1/14/42	43,680	65,686
	HSBC Holdings plc	5.250%	3/14/44	5,795	8,055
6	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.220%	5/18/24	26,495	26,654
	HSBC USA Inc.	3.500%	6/23/24	18,355	20,085
	ING Groep NV	3.150%	3/29/22	13,170	13,618
	ING Groep NV	3.950%	3/29/27	33,605	38,857

	JPMorgan Chase & Co.	3.375%	5/1/23	36,370	38,835
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	12,301
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	13,041
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	29,863
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	83,139
	JPMorgan Chase & Co.	4.125%	12/15/26	24,400	28,302
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	10,935
3	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	48,700
3	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	21,837
3	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	42,513
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	105,396
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	23,993
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	20,257
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	16,922
3	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	200,954
3	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	42,710
3,5	Macquarie Group Ltd.	4.150%	3/27/24	50,725	54,360
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	21,797
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	64,285	66,482
	Morgan Stanley	2.500%	4/21/21	30,630	30,816
	Morgan Stanley	2.625%	11/17/21	30,200	30,785
	Morgan Stanley	2.750%	5/19/22	63,830	65,902
	Morgan Stanley	3.750%	2/25/23	23,000	24,628
	Morgan Stanley	3.875%	4/29/24	22,050	24,373
3	Morgan Stanley	2.720%	7/22/25	51,520	55,109
	Morgan Stanley	4.000%	7/23/25	20,805	23,713
	Morgan Stanley	3.125%	7/27/26	36,950	41,157
	Morgan Stanley	4.350%	9/8/26	15,000	17,620
	Morgan Stanley	3.625%	1/20/27	31,000	35,511
3	Morgan Stanley	3.772%	1/24/29	56,830	65,646
3	Morgan Stanley	2.699%	1/22/31	72,345	78,670
	Morgan Stanley	7.250%	4/1/32	51,100	78,614
	Morgan Stanley	4.300%	1/27/45	24,705	32,878
5	National Australia Bank Ltd.	2.332%	8/21/30	68,765	69,330
3,5	Nationwide Building Society	3.622%	4/26/23	22,755	23,633
5	NBK SPC Ltd.	2.750%	5/30/22	56,875	58,383
	PNC Bank NA	3.300%	10/30/24	14,645	16,112
	PNC Bank NA	2.950%	2/23/25	34,775	38,060
	PNC Bank NA	3.100%	10/25/27	42,485	47,504
	PNC Bank NA	3.250%	1/22/28	60,960	69,346
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	44,406
	PNC Financial Services Group Inc.	2.550%	1/22/30	52,980	57,889
7	Royal Bank of Canada	0.000%	1/7/21	27,000	21,211
7	Royal Bank of Canada	0.000%	1/8/21	50,000	39,279
7	Royal Bank of Canada	0.000%	1/18/21	16,000	12,569
	Royal Bank of Canada	2.500%	1/19/21	24,750	24,750
	Royal Bank of Canada	2.750%	2/1/22	44,630	45,798
	Santander Holdings USA Inc.	3.700%	3/28/22	28,405	29,328
	Santander Holdings USA Inc.	3.400%	1/18/23	26,105	27,364
5	Societe Generale SA	3.250%	1/12/22	38,965	40,037
3,5	Standard Chartered plc	2.744%	9/10/22	42,655	43,110
3	State Street Corp.	2.653%	5/15/23	31,280	32,110
	Svenska Handelsbanken AB	1.875%	9/7/21	37,750	38,174
	Synchrony Bank	3.650%	5/24/21	46,290	46,735
	Truist Bank	2.625%	1/15/22	22,740	23,245
	Truist Bank	3.300%	5/15/26	11,955	13,350
	Truist Financial Corp.	2.900%	3/3/21	34,300	34,341

	Truist Financial Corp.	3.200%	9/3/21	25,210	25,647
	Truist Financial Corp.	2.200%	3/16/23	60,000	62,288
	Truist Financial Corp.	3.700%	6/5/25	48,000	54,056
	Truist Financial Corp.	1.950%	6/5/30	33,005	34,278
3,5	UBS Group AG	3.126%	8/13/30	18,240	20,413
5	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	58,970	59,418
5	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	46,000	47,156
	US Bancorp	2.625%	1/24/22	47,510	48,602
	US Bancorp	3.700%	1/30/24	39,005	42,528
	US Bancorp	2.375%	7/22/26	45,000	48,604
	Wachovia Corp.	6.605%	10/1/25	15,000	18,380
	Wells Fargo & Co.	3.500%	3/8/22	54,840	56,879
	Wells Fargo & Co.	3.069%	1/24/23	10,465	10,747
	Wells Fargo & Co.	3.450%	2/13/23	39,400	41,717
	Wells Fargo & Co.	4.480%	1/16/24	34,444	38,138
	Wells Fargo & Co.	3.750%	1/24/24	30,455	33,186
	Wells Fargo & Co.	3.000%	2/19/25	28,660	31,078
	Wells Fargo & Co.	3.550%	9/29/25	27,170	30,439
	Wells Fargo & Co.	3.000%	4/22/26	36,830	40,530
	Wells Fargo & Co.	4.100%	6/3/26	45,700	52,281
	Wells Fargo & Co.	3.000%	10/23/26	6,435	7,132
3	Wells Fargo & Co.	3.196%	6/17/27	57,145	63,178
3	Wells Fargo & Co.	2.879%	10/30/30	28,045	30,430
3	Wells Fargo & Co.	2.572%	2/11/31	98,745	104,188
	Wells Fargo & Co.	5.606%	1/15/44	28,551	40,304
	Wells Fargo & Co.	4.650%	11/4/44	20,735	26,539
	Wells Fargo & Co.	4.900%	11/17/45	16,060	21,364
	Wells Fargo & Co.	4.400%	6/14/46	36,200	45,185
	Wells Fargo & Co.	4.750%	12/7/46	38,790	50,742

	Brokerage (0.1%)
	Charles Schwab Corp.	3.200%	3/2/27	19,790	22,046
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	6,255
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,095	20,222
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	28,913

	Finance Companies (0.0%)
5	USAA Capital Corp.	2.125%	5/1/30	3,735	3,922

	Insurance (2.8%)
	Aetna Inc.	2.800%	6/15/23	32,080	33,762
5	AIA Group Ltd.	3.600%	4/9/29	49,000	55,488
5	AIA Group Ltd.	3.375%	4/7/30	12,795	14,348
5	AIG Global Funding	2.700%	12/15/21	41,815	42,755
	American International Group Inc.	4.250%	3/15/29	33,365	40,014
	American International Group Inc.	4.500%	7/16/44	6,714	8,588
	American International Group Inc.	4.750%	4/1/48	4,455	5,966
	Anthem Inc.	3.700%	8/15/21	25,635	25,955
	Anthem Inc.	3.300%	1/15/23	20,000	21,176
	Anthem Inc.	3.650%	12/1/27	13,150	15,151
	Anthem Inc.	4.101%	3/1/28	42,145	49,827
	Anthem Inc.	4.650%	8/15/44	3,181	4,180
	Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	26,421
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	22,193
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	13,841
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	33,496
5	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	15,600

5 Equitable Financial Life Global Funding	1.400%	8/27/27	18,950	18,983
5 Five Corners Funding Trust	4.419%	11/15/23	5,320	5,898
5 Guardian Life Global Funding	2.000%	4/26/21	12,825	12,894
5 Jackson National Life Global Funding	3.250%	1/30/24	48,955	52,492
5 Liberty Mutual Group Inc.	4.250%	6/15/23	2,608	2,835
5 Liberty Mutual Group Inc.	4.569%	2/1/29	9,217	11,212
5 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	27,035
Loews Corp.	2.625%	5/15/23	14,100	14,751
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	26,897
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,400	14,994
5 MassMutual Global Funding II	2.000%	4/15/21	42,188	42,392
MetLife Inc.	3.600%	4/10/24	28,000	30,837
MetLife Inc.	4.125%	8/13/42	5,300	6,722
MetLife Inc.	4.875%	11/13/43	17,500	24,726
5 Metropolitan Life Global Funding I	3.450%	10/9/21	28,465	29,142
5 Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	14,405
5 Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	34,192
5 Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	48,021
5 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	32,344
5 Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	52,853
5 Nationwide Mutual Insurance Co.	4.350%	4/30/50	56,290	65,992
5 New York Life Global Funding	2.900%	1/17/24	58,670	62,839
5 New York Life Insurance Co.	5.875%	5/15/33	44,785	61,326
5 New York Life Insurance Co.	3.750%	5/15/50	17,810	21,129
5 New York Life Insurance Co.	4.450%	5/15/69	14,535	19,415
5 Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	28,606
5 Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	10,342
5 Principal Financial Global Funding LLC	2.500%	9/16/29	45,000	48,664
Prudential Financial Inc.	3.000%	3/10/40	8,200	8,916
Prudential plc	3.125%	4/14/30	21,325	24,173
5 Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	21,990	29,466
5 Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	53,469
UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,405
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,674
UnitedHealth Group Inc.	3.100%	3/15/26	14,220	15,925
UnitedHealth Group Inc.	3.850%	6/15/28	34,260	40,625
UnitedHealth Group Inc.	2.000%	5/15/30	11,275	11,948
UnitedHealth Group Inc.	4.625%	7/15/35	9,285	12,495
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	31,789
UnitedHealth Group Inc.	2.750%	5/15/40	12,760	13,755
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	48,860
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	40,693
UnitedHealth Group Inc.	4.750%	7/15/45	12,296	17,240
UnitedHealth Group Inc.	4.200%	1/15/47	8,345	10,992
UnitedHealth Group Inc.	4.250%	6/15/48	12,545	16,715
UnitedHealth Group Inc.	4.450%	12/15/48	4,890	6,730
UnitedHealth Group Inc.	3.700%	8/15/49	40,900	50,975
UnitedHealth Group Inc.	2.900%	5/15/50	36,364	39,967
UnitedHealth Group Inc.	3.875%	8/15/59	4,060	5,239
Willis North America Inc.	2.950%	9/15/29	6,870	7,504

Real Estate Investment Trusts (0.4%)
Boston Properties LP	3.125%	9/1/23	13,520	14,332
Boston Properties LP	3.800%	2/1/24	1,780	1,934
Healthpeak Properties Inc.	3.000%	1/15/30	30,600	33,517
Realty Income Corp.	3.250%	1/15/31	19,405	21,991
5 Scentre Management Ltd / RE1 Ltd	4.375%	5/28/30	28,670	33,364

Simon Property Group LP	3.750%	2/1/24	6,645	7,195
Simon Property Group LP	3.375%	10/1/24	20,470	22,239
Simon Property Group LP	2.450%	9/13/29	38,350	40,249
VEREIT Operating Partnership LP	3.400%	1/15/28	8,845	9,763
VEREIT Operating Partnership LP	2.200%	6/15/28	25,855	26,462
VEREIT Operating Partnership LP	2.850%	12/15/32	14,110	14,734
				9,838,175
Industrial (20.6%)
Basic Industry (0.1%)
5 Air Liquide Finance SA	2.250%	9/27/23	21,000	21,974
5 Air Liquide Finance SA	2.500%	9/27/26	16,815	18,296
International Paper Co.	4.350%	8/15/48	43,570	56,987

Capital Goods (1.4%)
5 BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	28,953
5 BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	33,710
5 BAE Systems plc	3.400%	4/15/30	9,390	10,620
Boeing Co.	2.700%	2/1/27	16,380	17,030
Carrier Global Corp.	2.722%	2/15/30	15,103	16,103
Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	41,374
Caterpillar Inc.	3.900%	5/27/21	16,635	16,875
Caterpillar Inc.	2.600%	6/26/22	9,575	9,846
Caterpillar Inc.	3.400%	5/15/24	19,475	21,254
Caterpillar Inc.	5.200%	5/27/41	19,770	28,680
Eaton Corp.	6.500%	6/1/25	10,000	11,832
Honeywell International Inc.	4.250%	3/1/21	29,484	29,669
Illinois Tool Works Inc.	3.500%	3/1/24	42,775	46,454
John Deere Capital Corp.	2.800%	1/27/23	8,000	8,409
John Deere Capital Corp.	3.350%	6/12/24	9,000	9,865
John Deere Capital Corp.	3.450%	3/13/25	43,560	48,791
Johnson Controls International plc	3.750%	12/1/21	596	609
Lockheed Martin Corp.	2.900%	3/1/25	26,840	29,226
Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,664
Lockheed Martin Corp.	4.500%	5/15/36	6,715	8,815
Lockheed Martin Corp.	3.800%	3/1/45	7,501	9,276
Lockheed Martin Corp.	4.700%	5/15/46	12,041	16,930
Lockheed Martin Corp.	2.800%	6/15/50	10,925	11,799
Lockheed Martin Corp.	4.090%	9/15/52	4,609	6,074
Otis Worldwide Corp.	2.565%	2/15/30	8,155	8,745
Otis Worldwide Corp.	3.112%	2/15/40	16,205	17,656
Otis Worldwide Corp.	3.362%	2/15/50	29,445	33,679
Parker-Hannifin Corp.	3.250%	6/14/29	9,065	10,239
Parker-Hannifin Corp.	4.450%	11/21/44	14,290	18,246
Raytheon Technologies Corp.	4.125%	11/16/28	32,800	39,017
Raytheon Technologies Corp.	4.450%	11/16/38	9,050	11,389
Raytheon Technologies Corp.	4.500%	6/1/42	34,249	44,743
Raytheon Technologies Corp.	3.750%	11/1/46	5,891	6,934
5 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	62,972
5 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	67,141
5 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	54,338
Stanley Black & Decker Inc.	4.850%	11/15/48	24,040	33,496

Communication (3.3%)
America Movil SAB de CV	3.125%	7/16/22	66,820	69,492
America Movil SAB de CV	3.625%	4/22/29	25,600	28,995
America Movil SAB de CV	6.125%	3/30/40	10,010	14,776
American Tower Corp.	4.700%	3/15/22	2,905	3,051

	American Tower Corp.	5.000%	2/15/24	8,641	9,770
	American Tower Corp.	4.400%	2/15/26	7,300	8,435
	American Tower Corp.	3.800%	8/15/29	32,261	37,379
	AT&T Inc.	2.750%	6/1/31	61,900	65,962
	AT&T Inc.	3.650%	6/1/51	3,619	3,785
	AT&T Inc.	3.850%	6/1/60	13,336	13,988
5	British Telecommunications plc	3.250%	11/8/29	31,785	34,960
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	5.375%	5/1/47	3,820	4,758
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	5.125%	7/1/49	3,208	3,902
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.800%	3/1/50	4,171	4,968
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	3.700%	4/1/51	18,670	19,365
	Comcast Corp.	3.000%	2/1/24	51,960	55,927
	Comcast Corp.	3.600%	3/1/24	60,515	66,405
	Comcast Corp.	3.375%	2/15/25	2,565	2,834
	Comcast Corp.	3.150%	3/1/26	15,280	16,976
	Comcast Corp.	4.250%	1/15/33	15,060	18,811
	Comcast Corp.	4.200%	8/15/34	25,155	31,523
	Comcast Corp.	4.400%	8/15/35	32,657	41,374
	Comcast Corp.	4.600%	10/15/38	46,815	61,381
	Comcast Corp.	4.650%	7/15/42	7,260	9,796
	Comcast Corp.	4.500%	1/15/43	20,000	26,314
	Comcast Corp.	4.750%	3/1/44	28,710	39,336
	Comcast Corp.	4.600%	8/15/45	46,358	61,923
	Comcast Corp.	3.969%	11/1/47	40,576	50,602
	Comcast Corp.	4.000%	3/1/48	17,415	21,747
	Comcast Corp.	4.700%	10/15/48	48,140	66,893
	Comcast Corp.	3.999%	11/1/49	26,848	33,744
	Comcast Corp.	4.049%	11/1/52	38,322	48,945
	Comcast Corp.	4.950%	10/15/58	17,365	26,294
5	Cox Communications Inc.	3.250%	12/15/22	26,585	27,961
5	Cox Communications Inc.	4.800%	2/1/35	58,525	73,678
5	Cox Communications Inc.	6.450%	12/1/36	1,575	2,216
5	Cox Communications Inc.	4.600%	8/15/47	3,325	4,295
	Crown Castle International Corp.	3.650%	9/1/27	10,385	11,710
	Crown Castle International Corp.	3.800%	2/15/28	8,575	9,820
5	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,674	11,952
5	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,168	25,109
5	Meituan Dianping	3.050%	10/28/30	7,985	8,346
	NBCUniversal Media LLC	4.450%	1/15/43	10,639	13,867
	Orange SA	9.000%	3/1/31	54,566	89,264
5	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	13,059
5	Sky Ltd.	3.750%	9/16/24	42,911	47,814
3,5	Sprint Spectrum Co LLC / Sprint Spectrum Co II
	LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,800	50,820
5	T-Mobile USA Inc.	2.050%	2/15/28	37,480	38,995
5	T-Mobile USA Inc.	3.875%	4/15/30	25,125	29,080
5	T-Mobile USA Inc.	3.300%	2/15/51	20,490	21,100
	Telefonica Emisiones SAU	5.213%	3/8/47	34,575	44,392
	Telefonica Emisiones SAU	5.520%	3/1/49	28,174	37,964
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,757
	Verizon Communications Inc.	4.329%	9/21/28	22,990	27,606
	Verizon Communications Inc.	4.812%	3/15/39	67,074	86,932
	Verizon Communications Inc.	4.750%	11/1/41	28,730	37,832

	Verizon Communications Inc.	5.012%	4/15/49	5,276	7,310
	Verizon Communications Inc.	4.000%	3/22/50	9,540	11,542
	Verizon Communications Inc.	4.672%	3/15/55	6,414	8,536
5	Verizon Communications Inc.	2.987%	10/30/56	56,438	56,693
	ViacomCBS Inc.	3.700%	6/1/28	14,790	16,861
	Vodafone Group plc	5.000%	5/30/38	1,890	2,458
	Vodafone Group plc	5.250%	5/30/48	47,080	65,283
	Walt Disney Co.	4.500%	2/15/21	4,650	4,671
	Walt Disney Co.	2.000%	9/1/29	84,065	87,712
	Walt Disney Co.	2.650%	1/13/31	5,980	6,559
	Walt Disney Co.	6.200%	12/15/34	11,000	16,508
	Walt Disney Co.	3.500%	5/13/40	52,100	61,129
	Walt Disney Co.	4.125%	6/1/44	3,720	4,699
	Walt Disney Co.	2.750%	9/1/49	14,600	15,424
	Walt Disney Co.	3.600%	1/13/51	28,240	34,258
	Walt Disney Co.	3.800%	5/13/60	16,160	20,286

	Consumer Cyclical (2.0%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,035	2,076
	Alibaba Group Holding Ltd.	3.600%	11/28/24	45,610	50,171
	Alibaba Group Holding Ltd.	3.400%	12/6/27	65,650	73,324
	Amazon.com Inc.	2.800%	8/22/24	13,800	14,924
	Amazon.com Inc.	4.800%	12/5/34	55,880	76,435
	Amazon.com Inc.	4.950%	12/5/44	17,920	26,180
	Amazon.com Inc.	4.250%	8/22/57	32,790	46,283
	American Honda Finance Corp.	2.300%	9/9/26	17,135	18,449
	AutoZone Inc.	3.700%	4/15/22	12,752	13,204
5	BMW US Capital LLC	2.000%	4/11/21	19,815	19,886
5	BMW US Capital LLC	2.250%	9/15/23	93,000	96,977
3,5	CVS Pass-Through Trust	5.926%	1/10/34	12,210	14,638
5	Daimler Finance North America LLC	2.300%	2/12/21	34,630	34,696
5	Daimler Finance North America LLC	2.000%	7/6/21	60,000	60,454
5	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,348
5	Daimler Finance North America LLC	3.250%	8/1/24	3,970	4,301
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,525	16,642
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	63,790
	Home Depot Inc.	3.900%	12/6/28	10,040	12,028
	Home Depot Inc.	3.300%	4/15/40	32,073	37,738
	Home Depot Inc.	4.400%	3/15/45	22,390	29,829
	Home Depot Inc.	4.500%	12/6/48	12,020	16,852
5,6	Hyundai Capital America, 3M USD LIBOR +
	0.940%	1.170%	7/8/21	50,500	50,577
	Lowe's Cos. Inc.	3.100%	5/3/27	115,000	128,883
	Marriott International Inc.	2.300%	1/15/22	44,000	44,532
	McDonald's Corp.	2.625%	1/15/22	10,175	10,418
	McDonald's Corp.	3.250%	6/10/24	4,400	4,799
	McDonald's Corp.	4.875%	12/9/45	22,775	30,737
	McDonald's Corp.	3.625%	9/1/49	28,770	33,558
	Starbucks Corp.	4.500%	11/15/48	49,962	64,315
	Starbucks Corp.	3.350%	3/12/50	7,185	8,003
	VF Corp.	2.800%	4/23/27	23,720	25,896
	VF Corp.	2.950%	4/23/30	54,225	59,669
	Walmart Inc.	3.550%	6/26/25	56,485	63,905
	Walmart Inc.	3.625%	12/15/47	14,950	18,932

	Consumer Noncyclical (6.4%)
	AbbVie Inc.	5.000%	12/15/21	23,725	24,481

AbbVie Inc.	3.450%	3/15/22	23,785	24,525
AbbVie Inc.	3.800%	3/15/25	12,825	14,295
AbbVie Inc.	4.050%	11/21/39	19,895	23,778
AbbVie Inc.	4.850%	6/15/44	14,075	18,279
AbbVie Inc.	4.450%	5/14/46	35,585	45,169
Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	18,270
Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	20,712
5 Alcon Finance Corp.	2.750%	9/23/26	5,645	6,158
5 Alcon Finance Corp.	2.600%	5/27/30	7,035	7,482
5 Alcon Finance Corp.	3.800%	9/23/49	32,825	38,484
Altria Group Inc.	2.850%	8/9/22	11,835	12,301
Altria Group Inc.	5.800%	2/14/39	25,475	33,467
Altria Group Inc.	4.500%	5/2/43	10,105	11,588
Altria Group Inc.	3.875%	9/16/46	22,625	23,811
Amgen Inc.	3.625%	5/22/24	38,185	41,911
Amgen Inc.	2.300%	2/25/31	67,075	71,186
Amgen Inc.	3.150%	2/21/40	44,355	48,262
Amgen Inc.	5.150%	11/15/41	6,373	8,760
5 Amgen Inc.	2.770%	9/1/53	8,878	8,961
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	15,460	19,565
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	94,525	122,588
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,700	7,489
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	21,477
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,500	18,351
Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	49,063
Ascension Health	2.532%	11/15/29	48,025	52,319
3 Ascension Health	4.847%	11/15/53	1,950	2,901
AstraZeneca plc	3.375%	11/16/25	27,755	31,197
AstraZeneca plc	4.000%	1/17/29	33,295	39,663
BAT Capital Corp.	3.557%	8/15/27	60,340	67,181
5 BAT International Finance plc	3.950%	6/15/25	15,000	16,834
5 Bayer US Finance II LLC	4.250%	12/15/25	23,781	27,170
5 Bayer US Finance II LLC	5.500%	7/30/35	15,000	18,606
5 Bayer US Finance LLC	3.000%	10/8/21	38,730	39,481
5 Bayer US Finance LLC	3.375%	10/8/24	26,960	29,373
3 Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	19,991
Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	11,815
Boston Scientific Corp.	4.000%	3/1/29	6,515	7,648
Bristol-Myers Squibb Co.	2.750%	2/15/23	4,416	4,625
Bristol-Myers Squibb Co.	3.250%	2/20/23	7,590	8,037
Bristol-Myers Squibb Co.	4.000%	8/15/23	1,455	1,592
Bristol-Myers Squibb Co.	3.625%	5/15/24	11,980	13,122
Bristol-Myers Squibb Co.	3.400%	7/26/29	29,395	33,905
Bristol-Myers Squibb Co.	4.125%	6/15/39	16,775	21,230
Bristol-Myers Squibb Co.	4.550%	2/20/48	7,153	9,853
Bristol-Myers Squibb Co.	4.250%	10/26/49	48,907	65,523
5 Cargill Inc.	2.125%	4/23/30	10,230	10,758
5 Cargill Inc.	4.760%	11/23/45	57,879	78,045
Children's Hospital Corp.	2.585%	2/1/50	5,670	5,675
Cigna Corp.	3.250%	4/15/25	30,765	33,667
Cigna Corp.	4.375%	10/15/28	18,115	21,820
Coca-Cola Co.	4.500%	9/1/21	14,785	14,988
CommonSpirit Health	2.950%	11/1/22	36,807	38,507
CommonSpirit Health	4.200%	8/1/23	11,695	12,630
CommonSpirit Health	2.760%	10/1/24	28,080	30,153

CommonSpirit Health	3.347%	10/1/29	40,950	45,002
CommonSpirit Health	2.782%	10/1/30	16,260	17,195
3 CommonSpirit Health	4.350%	11/1/42	22,185	25,881
CommonSpirit Health	4.187%	10/1/49	36,600	42,495
Conagra Brands Inc.	4.600%	11/1/25	7,685	9,055
Conagra Brands Inc.	1.375%	11/1/27	12,255	12,340
Conagra Brands Inc.	5.300%	11/1/38	10,375	13,794
Constellation Brands Inc.	2.700%	5/9/22	2,400	2,468
Constellation Brands Inc.	3.750%	5/1/50	4,690	5,498
Cottage Health Obligated Group	3.304%	11/1/49	15,670	17,473
CVS Health Corp.	2.750%	12/1/22	20,000	20,773
CVS Health Corp.	4.300%	3/25/28	4,906	5,835
CVS Health Corp.	4.875%	7/20/35	18,205	23,622
CVS Health Corp.	4.125%	4/1/40	18,000	21,408
CVS Health Corp.	5.125%	7/20/45	25,595	34,306
5 Danone SA	2.589%	11/2/23	10,000	10,499
5 Danone SA	2.947%	11/2/26	68,785	75,553
Diageo Capital plc	2.625%	4/29/23	42,580	44,598
Diageo Capital plc	2.375%	10/24/29	19,420	20,870
Diageo Capital plc	2.000%	4/29/30	11,315	11,759
Diageo Capital plc	2.125%	4/29/32	3,585	3,777
Diageo Investment Corp.	2.875%	5/11/22	17,245	17,848
Dignity Health	3.812%	11/1/24	18,560	20,183
Eli Lilly & Co.	4.150%	3/15/59	2,760	3,770
5 EMD Finance LLC	2.950%	3/19/22	19,640	20,128
Estee Lauder Cos. Inc.	2.375%	12/1/29	12,280	13,273
Estee Lauder Cos. Inc.	2.600%	4/15/30	9,875	10,838
Gilead Sciences Inc.	2.500%	9/1/23	26,390	27,777
Gilead Sciences Inc.	3.700%	4/1/24	21,420	23,398
Gilead Sciences Inc.	3.500%	2/1/25	28,575	31,569
Gilead Sciences Inc.	4.500%	2/1/45	57,147	72,695
Gilead Sciences Inc.	4.750%	3/1/46	18,095	23,963
Gilead Sciences Inc.	2.800%	10/1/50	20,185	20,088
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	27,165
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	22,955
GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	53,337
5 Imperial Tobacco Finance plc	3.750%	7/21/22	58,995	61,505
5 JAB Holdings BV	2.200%	11/23/30	10,375	10,405
Johnson & Johnson	6.730%	11/15/23	15,000	17,701
Johnson & Johnson	2.450%	3/1/26	78,000	84,831
Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	17,123
Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	17,378
Kroger Co.	3.300%	1/15/21	13,605	13,616
Kroger Co.	3.850%	8/1/23	5,055	5,451
3 Mayo Clinic	4.128%	11/15/52	11,465	15,034
McCormick & Co. Inc.	2.500%	4/15/30	6,060	6,485
Medtronic Inc.	3.500%	3/15/25	9,849	11,031
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	15,535
Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	21,468
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	10,142
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	7,889
Merck & Co. Inc.	2.750%	2/10/25	38,000	41,274
Merck & Co. Inc.	3.400%	3/7/29	58,390	67,874
Merck & Co. Inc.	4.150%	5/18/43	28,405	37,063
Mercy Health	4.302%	7/1/28	19,830	22,849
Molson Coors Beverage Co.	3.500%	5/1/22	14,905	15,510
Molson Coors Beverage Co.	3.000%	7/15/26	57,600	63,154

Novartis Capital Corp.	3.400%	5/6/24	13,425	14,733
Novartis Capital Corp.	4.400%	5/6/44	21,485	29,532
Partners Healthcare System Inc.	3.192%	7/1/49	32,645	35,834
Partners Healthcare System Inc.	3.342%	7/1/60	31,285	35,596
PepsiCo Inc.	2.375%	10/6/26	72,545	78,873
PepsiCo Inc.	4.000%	3/5/42	15,755	20,255
PepsiCo Inc.	3.450%	10/6/46	45,740	54,896
PepsiCo Inc.	3.875%	3/19/60	17,565	23,438
Pfizer Inc.	3.000%	12/15/26	28,400	32,022
Pfizer Inc.	3.450%	3/15/29	52,500	61,199
Pfizer Inc.	1.700%	5/28/30	9,100	9,394
Pfizer Inc.	4.100%	9/15/38	52,715	67,159
Pfizer Inc.	2.550%	5/28/40	11,300	11,981
Pfizer Inc.	2.700%	5/28/50	12,495	13,345
Philip Morris International Inc.	2.500%	8/22/22	13,250	13,724
Philip Morris International Inc.	2.625%	3/6/23	23,000	24,185
Philip Morris International Inc.	3.600%	11/15/23	7,000	7,636
Philip Morris International Inc.	4.500%	3/20/42	11,665	14,711
Philip Morris International Inc.	3.875%	8/21/42	22,785	26,528
Philip Morris International Inc.	4.875%	11/15/43	5,835	7,711
Philip Morris International Inc.	4.250%	11/10/44	15,000	18,861
3 Procter & Gamble - Esop	9.360%	1/1/21	1,529	1,529
Providence St. Joseph Health Obligated Group	2.746%	10/1/26	14,735	16,038
Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	27,508
3 Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	14,416
5 Roche Holdings Inc.	2.375%	1/28/27	61,570	66,827
5 Royalty Pharma plc	3.300%	9/2/40	15,135	15,868
5 Royalty Pharma plc	3.550%	9/2/50	48,265	51,358
RUSH Obligated Group	3.922%	11/15/29	12,000	14,214
5 Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	23,239
SSM Health Care Corp.	3.823%	6/1/27	41,615	47,050
Sutter Health	2.294%	8/15/30	19,905	20,726
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,825	31,468
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,290	19,180
Toledo Hospital	5.750%	11/15/38	18,425	21,942
Unilever Capital Corp.	4.250%	2/10/21	78,185	78,470
5 Upjohn Inc.	3.850%	6/22/40	22,000	24,748
5 Upjohn Inc.	4.000%	6/22/50	29,574	33,825
Wyeth LLC	5.950%	4/1/37	15,000	22,560

Energy (1.9%)
5 BG Energy Capital plc	4.000%	10/15/21	17,070	17,538
BP Capital Markets America Inc.	4.742%	3/11/21	10,000	10,083
BP Capital Markets America Inc.	3.245%	5/6/22	10,000	10,387
BP Capital Markets America Inc.	1.749%	8/10/30	16,205	16,232
BP Capital Markets plc	3.062%	3/17/22	35,770	36,946
BP Capital Markets plc	2.500%	11/6/22	8,000	8,310
BP Capital Markets plc	3.994%	9/26/23	13,130	14,369
BP Capital Markets plc	3.814%	2/10/24	38,000	41,702
BP Capital Markets plc	3.506%	3/17/25	41,710	46,507
Chevron Corp.	2.355%	12/5/22	6,000	6,208
Chevron Corp.	3.191%	6/24/23	44,600	47,330
Cimarex Energy Co.	4.375%	6/1/24	30,289	32,901
ConocoPhillips	7.000%	3/30/29	11,500	15,570
ConocoPhillips Co.	4.950%	3/15/26	12,710	15,257
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	14,085	15,159
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	19,580	21,441

Dominion Energy Gas Holdings LLC	4.800%	11/1/43	14,190	18,179
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	7,003	8,843
Energy Transfer Partners LP	5.300%	4/15/47	5,600	6,167
Enterprise Products Operating LLC	4.900%	5/15/46	5,000	6,263
Enterprise Products Operating LLC	4.250%	2/15/48	23,475	27,355
Enterprise Products Operating LLC	3.700%	1/31/51	5,445	5,972
Exxon Mobil Corp.	2.222%	3/1/21	12,735	12,735
Exxon Mobil Corp.	2.726%	3/1/23	10,710	11,218
Exxon Mobil Corp.	3.043%	3/1/26	7,330	8,109
Exxon Mobil Corp.	2.275%	8/16/26	35,095	37,787
Exxon Mobil Corp.	2.440%	8/16/29	24,070	25,731
Exxon Mobil Corp.	2.610%	10/15/30	36,910	40,284
Exxon Mobil Corp.	4.114%	3/1/46	10,845	13,350
Phillips 66	4.300%	4/1/22	30,000	31,420
5 Schlumberger Holdings Corp.	4.000%	12/21/25	21,010	23,881
5 Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	28,975
5 Schlumberger Investment SA	2.400%	8/1/22	20,765	21,283
Shell International Finance BV	3.250%	5/11/25	28,680	31,757
Shell International Finance BV	4.125%	5/11/35	40,575	50,408
Shell International Finance BV	5.500%	3/25/40	10,795	15,508
Shell International Finance BV	4.375%	5/11/45	95,725	125,942
Suncor Energy Inc.	3.600%	12/1/24	19,505	21,513
Suncor Energy Inc.	5.950%	12/1/34	13,000	16,988
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,410	3,798
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	20,601	22,713
Texaco Capital Inc.	8.625%	4/1/32	25,000	40,549
Total Capital International SA	2.700%	1/25/23	32,714	34,301
Total Capital International SA	3.750%	4/10/24	50,000	55,456
TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	21,853
TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	68,789
TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	17,102

Other Industrial (0.5%)
5 CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,780	26,001
3 Duke University	2.832%	10/1/55	9,635	10,451
Emory University	2.143%	9/1/30	39,375	41,361
George Washington University District of Columbia
GO	3.545%	9/15/46	10,000	11,150
Georgetown University	4.315%	4/1/49	5,155	6,559
Georgetown University	2.943%	4/1/50	9,795	9,808
3 Johns Hopkins University	4.083%	7/1/53	7,145	9,480
3 Johns Hopkins University	2.813%	1/1/60	12,420	13,097
3 Northeastern University	2.894%	10/1/50	8,570	9,017
President & Fellows of Harvard College	2.517%	10/15/50	18,680	19,864
5 SBA Tower Trust	3.168%	4/11/22	49,780	50,240
5 SBA Tower Trust	3.448%	3/15/23	28,730	30,268
5 SBA Tower Trust	2.836%	1/15/25	24,160	25,609
5 SBA Tower Trust	1.884%	1/15/26	9,320	9,532
3 University of Chicago	2.761%	4/1/45	9,540	9,746
Yale University	2.402%	4/15/50	16,820	17,306

Technology (4.2%)
Apple Inc.	3.000%	2/9/24	22,750	24,470
Apple Inc.	3.450%	5/6/24	31,140	34,278
Apple Inc.	2.850%	5/11/24	45,635	49,195
Apple Inc.	2.750%	1/13/25	21,615	23,414
Apple Inc.	3.250%	2/23/26	38,220	42,891

Apple Inc.	2.450%	8/4/26	55,182	60,139
Apple Inc.	3.350%	2/9/27	56,435	64,199
Apple Inc.	3.200%	5/11/27	39,750	44,979
Apple Inc.	2.900%	9/12/27	83,420	93,313
Apple Inc.	3.850%	5/4/43	15,275	19,381
Apple Inc.	4.450%	5/6/44	4,035	5,529
Apple Inc.	3.850%	8/4/46	36,510	46,966
Apple Inc.	2.650%	5/11/50	26,520	28,044
Apple Inc.	2.550%	8/20/60	50,285	51,474
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	12,312
Broadcom Inc.	4.250%	4/15/26	3,395	3,864
Broadcom Inc.	4.110%	9/15/28	38,911	44,307
Broadcom Inc.	4.150%	11/15/30	4,670	5,398
Cisco Systems Inc.	2.500%	9/20/26	15,921	17,445
Equinix Inc.	3.000%	7/15/50	35,915	36,392
Fiserv Inc.	3.200%	7/1/26	21,845	24,464
Global Payments Inc.	2.900%	5/15/30	22,020	23,865
Intel Corp.	2.875%	5/11/24	29,825	32,106
Intel Corp.	4.100%	5/19/46	47,755	60,844
International Business Machines Corp.	3.375%	8/1/23	61,300	66,121
International Business Machines Corp.	3.625%	2/12/24	22,800	24,968
International Business Machines Corp.	3.000%	5/15/24	81,400	87,984
International Business Machines Corp.	7.000%	10/30/25	25,000	32,375
International Business Machines Corp.	3.300%	5/15/26	148,025	167,054
International Business Machines Corp.	3.500%	5/15/29	98,025	113,383
International Business Machines Corp.	2.850%	5/15/40	22,310	23,762
International Business Machines Corp.	2.950%	5/15/50	8,825	9,404
Microsoft Corp.	2.875%	2/6/24	47,230	50,714
Microsoft Corp.	2.700%	2/12/25	23,890	25,892
Microsoft Corp.	3.125%	11/3/25	11,865	13,258
Microsoft Corp.	2.400%	8/8/26	64,501	70,247
Microsoft Corp.	3.450%	8/8/36	53,965	66,450
Microsoft Corp.	4.100%	2/6/37	28,522	37,178
Microsoft Corp.	3.700%	8/8/46	58,585	73,880
Microsoft Corp.	2.525%	6/1/50	162,183	170,376
Microsoft Corp.	2.675%	6/1/60	19,051	20,573
Oracle Corp.	1.900%	9/15/21	70,285	70,994
Oracle Corp.	2.500%	5/15/22	38,860	39,914
Oracle Corp.	2.400%	9/15/23	63,535	66,751
Oracle Corp.	2.950%	11/15/24	80,105	86,912
Oracle Corp.	2.950%	5/15/25	11,300	12,358
Oracle Corp.	3.250%	11/15/27	112,120	127,795
Oracle Corp.	4.000%	11/15/47	32,260	39,629
Oracle Corp.	3.600%	4/1/50	41,145	47,906
Oracle Corp.	3.850%	4/1/60	18,920	23,053
5 QUALCOMM Inc.	1.300%	5/20/28	27,611	27,749
QUALCOMM Inc.	2.150%	5/20/30	44,450	46,982
5 QUALCOMM Inc.	1.650%	5/20/32	41,504	41,433
QUALCOMM Inc.	3.250%	5/20/50	15,990	18,525
5 Tencent Holdings Ltd.	3.575%	4/11/26	6,255	6,930
5 Tencent Holdings Ltd.	3.595%	1/19/28	57,625	63,566
5 Tencent Holdings Ltd.	3.975%	4/11/29	30,760	35,047

Transportation (0.8%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,421
Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	5,368
Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	7,746

Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	27,728
Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	35,213
Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	4,230
Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	19,283
Canadian National Railway Co.	2.450%	5/1/50	25,925	26,828
CSX Corp.	4.300%	3/1/48	16,635	21,428
CSX Corp.	3.350%	9/15/49	7,745	8,793
5 ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,530
5 ERAC USA Finance LLC	3.300%	10/15/22	745	782
5 ERAC USA Finance LLC	7.000%	10/15/37	3,775	5,799
5 ERAC USA Finance LLC	5.625%	3/15/42	31,000	43,092
FedEx Corp.	2.700%	4/15/23	15,810	16,575
FedEx Corp.	4.100%	2/1/45	4,320	5,115
FedEx Corp.	4.550%	4/1/46	5,894	7,463
FedEx Corp.	4.050%	2/15/48	1,653	1,973
Kansas City Southern	4.950%	8/15/45	13,845	17,678
5 Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	15,560	16,934
5 Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	22,660	24,209
5 Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	59,900
Union Pacific Corp.	3.700%	3/1/29	27,750	32,219
Union Pacific Corp.	3.250%	2/5/50	14,765	16,667
Union Pacific Corp.	3.799%	10/1/51	14,843	18,065
Union Pacific Corp.	3.839%	3/20/60	12,720	15,684
5 Union Pacific Corp.	2.973%	9/16/62	7,030	7,331
Union Pacific Corp.	3.750%	2/5/70	16,165	19,569
3 United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	6,464	6,274
				13,104,862
Utilities (5.4%)
Electric (4.7%)
AEP Texas Inc.	4.150%	5/1/49	4,750	5,895
AEP Texas Inc.	3.450%	1/15/50	16,810	19,020
Alabama Power Co.	5.200%	6/1/41	3,365	4,566
Alabama Power Co.	4.100%	1/15/42	5,595	6,709
Alabama Power Co.	3.750%	3/1/45	20,255	24,331
Alabama Power Co.	4.300%	7/15/48	27,790	36,913
Ameren Illinois Co.	2.700%	9/1/22	58,000	59,930
Ameren Illinois Co.	3.800%	5/15/28	22,365	26,027
Ameren Illinois Co.	3.700%	12/1/47	5,085	6,200
Arizona Public Service Co.	3.350%	5/15/50	16,830	19,692
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	27,125
Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	22,634
Baltimore Gas & Electric Co.	2.900%	6/15/50	9,820	10,579
Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	47,215
Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	1,249
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	14,705
5 Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	40,929
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	8,873
Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	13,574
Commonwealth Edison Co.	2.950%	8/15/27	23,275	25,799
Commonwealth Edison Co.	4.350%	11/15/45	11,990	15,565
Commonwealth Edison Co.	3.650%	6/15/46	6,420	7,581
Commonwealth Edison Co.	4.000%	3/1/48	17,900	22,514
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	13,157
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	65,232
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	39,789
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	3,195
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,755	2,138

Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	33,002
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	22,720	29,813
Delmarva Power & Light Co.	3.500%	11/15/23	9,550	10,325
Dominion Energy Inc.	2.715%	8/15/21	14,945	15,124
5 Dominion Energy Inc.	2.450%	1/15/23	106,490	110,745
Dominion Energy Inc.	4.900%	8/1/41	13,562	17,702
Dominion Energy Inc.	4.600%	3/15/49	13,855	18,459
Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	6,960
Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,941
Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	34,173
Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	13,785
Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	9,148
Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	39,697
DTE Energy Co.	3.800%	3/15/27	19,405	22,262
Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	6,478
Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	20,441
Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	6,007
Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	8,051
Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	6,432
Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	20,771
Duke Energy Corp.	2.650%	9/1/26	17,480	19,004
Duke Energy Corp.	3.400%	6/15/29	11,420	12,918
Duke Energy Corp.	4.800%	12/15/45	37,600	49,534
Duke Energy Corp.	3.750%	9/1/46	14,740	17,140
Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,487
Duke Energy Progress LLC	4.100%	3/15/43	6,221	7,732
Duke Energy Progress LLC	4.200%	8/15/45	61,923	78,163
Emera US Finance LP	3.550%	6/15/26	32,320	36,189
Entergy Corp.	2.950%	9/1/26	7,085	7,801
Entergy Louisiana LLC	3.120%	9/1/27	10,065	11,203
Evergy Inc.	2.450%	9/15/24	28,130	29,824
Evergy Metro Inc.	2.250%	6/1/30	8,520	9,020
Eversource Energy	2.900%	10/1/24	25,155	27,133
Eversource Energy	3.150%	1/15/25	6,775	7,384
Eversource Energy	3.300%	1/15/28	14,490	16,170
Florida Power & Light Co.	6.200%	6/1/36	12,452	18,100
Florida Power & Light Co.	5.950%	2/1/38	10,000	14,955
Florida Power & Light Co.	5.690%	3/1/40	4,994	7,401
Florida Power & Light Co.	5.250%	2/1/41	29,745	42,374
Florida Power & Light Co.	4.125%	2/1/42	20,000	25,364
Florida Power & Light Co.	3.700%	12/1/47	27,690	34,566
Fortis Inc.	3.055%	10/4/26	44,365	48,738
Georgia Power Co.	4.750%	9/1/40	34,725	45,238
Georgia Power Co.	4.300%	3/15/42	28,162	35,764
Georgia Power Co.	3.700%	1/30/50	9,335	11,291
Indiana Michigan Power Co.	4.250%	8/15/48	14,590	18,474
Kansas City Power & Light Co.	4.200%	3/15/48	3,282	4,210
5 Massachusetts Electric Co.	5.900%	11/15/39	21,895	32,402
5 Metropolitan Edison Co.	4.300%	1/15/29	6,851	7,761
5 Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	2,540	2,838
MidAmerican Energy Co.	5.750%	11/1/35	9,925	14,476
MidAmerican Energy Co.	4.400%	10/15/44	1,110	1,433
MidAmerican Energy Co.	4.250%	5/1/46	14,675	19,005
MidAmerican Energy Co.	4.250%	7/15/49	11,000	14,725
MidAmerican Energy Co.	3.150%	4/15/50	44,720	51,290
5 Monongahela Power Co.	4.100%	4/15/24	11,000	11,841
5 Monongahela Power Co.	5.400%	12/15/43	4,320	5,843

	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	13,800	14,110
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,355	16,428
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	32,210	34,986
	Nevada Power Co.	3.125%	8/1/50	17,655	19,574
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	42,355	42,937
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	8,840	9,880
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	37,428
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	14,682
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	21,780
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	41,505	43,494
5	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	42,196
5	Niagara Mohawk Power Corp.	3.025%	6/27/50	22,255	23,604
3,5	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	44,011
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	6,807
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	2,051
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	20,962
	Oglethorpe Power Corp.	5.050%	10/1/48	5,781	7,343
5	Oglethorpe Power Corp.	3.750%	8/1/50	8,875	9,538
	Oglethorpe Power Corp.	5.250%	9/1/50	17,225	21,303
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,895
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,523
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	34,843
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	16,161
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	4,346
	PacifiCorp	2.950%	6/1/23	14,835	15,650
	PacifiCorp	3.600%	4/1/24	20,000	21,758
	PacifiCorp	3.350%	7/1/25	15,354	16,932
	PacifiCorp	2.700%	9/15/30	8,500	9,355
	PacifiCorp	5.750%	4/1/37	14,188	20,132
	PacifiCorp	4.125%	1/15/49	2,262	2,879
	PacifiCorp	4.150%	2/15/50	11,330	14,679
	PacifiCorp	3.300%	3/15/51	20,663	23,787
	Potomac Electric Power Co.	3.050%	4/1/22	4,235	4,375
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	12,115
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	13,195
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	4,011
	Progress Energy Inc.	3.150%	4/1/22	20,800	21,366
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	24,535
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	6,570
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,876
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	8,703
	Southern California Edison Co.	3.875%	6/1/21	24,860	24,989
	Southern California Edison Co.	2.400%	2/1/22	8,270	8,407
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,627
	Southern California Edison Co.	5.750%	4/1/35	5,000	6,816
	Southern California Edison Co.	6.050%	3/15/39	1,995	2,709
	Southern California Edison Co.	4.500%	9/1/40	5,150	6,194
	Southern California Edison Co.	4.050%	3/15/42	17,788	20,308
	Southern California Edison Co.	3.900%	3/15/43	8,782	9,894
	Southern California Edison Co.	4.650%	10/1/43	16,770	20,734
	Southern California Edison Co.	3.600%	2/1/45	8,160	8,986
	Southern California Edison Co.	4.000%	4/1/47	3,675	4,315
	Southern California Edison Co.	4.125%	3/1/48	32,029	38,214
	Southern California Edison Co.	3.650%	2/1/50	25,325	28,661
	Southern Co.	2.950%	7/1/23	44,985	47,630
	Southern Co.	4.400%	7/1/46	25,160	31,476
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	16,243

	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	14,284
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	4,509
	Tampa Electric Co.	2.600%	9/15/22	20,205	20,825
	Union Electric Co.	4.000%	4/1/48	14,942	18,761
	Virginia Electric & Power Co.	3.500%	3/15/27	40,765	46,022
	Virginia Electric & Power Co.	6.000%	5/15/37	9,435	13,757
	Westar Energy Inc.	3.250%	9/1/49	3,120	3,533
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	19,476
	Xcel Energy Inc.	3.350%	12/1/26	33,370	37,564

	Natural Gas (0.6%)
5	Boston Gas Co.	3.150%	8/1/27	8,010	8,757
5	Boston Gas Co.	3.001%	8/1/29	5,700	6,267
5	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	79,886
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	10,650
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	6,281
5	East Ohio Gas Co.	2.000%	6/15/30	13,440	13,926
5	East Ohio Gas Co.	3.000%	6/15/50	19,575	21,153
5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,735	18,660
5	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	41,294
5	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	7,101
	NiSource Finance Corp.	5.250%	2/15/43	13,546	18,475
	NiSource Finance Corp.	4.800%	2/15/44	8,500	11,088
	ONE Gas Inc.	2.000%	5/15/30	5,315	5,548
	Sempra Energy	2.875%	10/1/22	14,066	14,551
	Sempra Energy	3.800%	2/1/38	20,000	23,034
	Sempra Energy	6.000%	10/15/39	21,184	30,347
	Southern California Gas Co.	2.600%	6/15/26	28,885	31,380
	Southwest Gas Corp.	2.200%	6/15/30	9,465	9,955

	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	20,245	22,313
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,821
	American Water Capital Corp.	4.200%	9/1/48	29,696	38,737
	American Water Capital Corp.	4.150%	6/1/49	885	1,160
	American Water Capital Corp.	3.450%	5/1/50	4,430	5,254
					3,445,615
Total Corporate Bonds (Cost $23,331,772)					26,388,652
Sovereign Bonds (2.7%)
3,5	Bermuda	2.375%	8/20/30	7,005	7,343
3,5	Bermuda	3.375%	8/20/50	7,115	7,671
7	Canadian Treasury Bill	0.000%	1/7/21	50,000	39,284
7	Canadian Treasury Bill	0.000%	1/14/21	50,000	39,292
5	Electricite de France SA	4.875%	9/21/38	69,690	87,054
5	Electricite de France SA	4.875%	1/22/44	2,910	3,598
5	Electricite de France SA	4.950%	10/13/45	12,500	16,140
	Equinor ASA	2.750%	11/10/21	31,091	31,749
	Equinor ASA	2.450%	1/17/23	10,840	11,315
	Equinor ASA	2.650%	1/15/24	10,105	10,711
	Equinor ASA	3.700%	3/1/24	20,035	21,988
	Equinor ASA	3.250%	11/10/24	17,460	19,228
	Equinor ASA	2.875%	4/6/25	4,965	5,410
	Equinor ASA	3.125%	4/6/30	82,270	92,970
	Equinor ASA	2.375%	5/22/30	15,795	16,763
8	Japan Treasury Discount Bill	0.000%	1/12/21	2,336,000	22,624
8	Japan Treasury Discount Bill	0.000%	1/18/21	20,400,000	197,574

8	Japan Treasury Discount Bill	0.000%	1/25/21	7,000,000	67,796
8	Japan Treasury Discount Bill	0.000%	2/1/21	16,000,000	154,964
8	Japan Treasury Discount Bill	0.000%	2/8/21	2,875,000	27,845
5	Kingdom of Saudi Arabia	2.875%	3/4/23	30,320	31,722
	Province of Ontario	2.500%	4/27/26	100,400	109,660
	Province of Quebec	2.500%	4/20/26	134,755	147,359
3	Republic of Columbia	4.000%	2/26/24	29,348	31,729
5	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	30,975
5	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	51,685	55,421
5	Sinopec Group Overseas Development 2016 Ltd.	3.500%	5/3/26	28,000	30,734
5	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	31,520	32,316
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	63,500	65,014
5	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	29,070	32,167
5	State of Kuwait	2.750%	3/20/22	4,315	4,434
5	State of Qatar	2.375%	6/2/21	55,255	55,669
5	State of Qatar	3.875%	4/23/23	69,280	74,401
5	State of Qatar	3.375%	3/14/24	3,250	3,514
5	State of Qatar	4.400%	4/16/50	13,435	17,499
5	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	40,685
5	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	42,282
5	Temasek Financial I Ltd.	2.250%	4/6/51	40,775	41,073
5	Temasek Financial I Ltd.	2.500%	10/6/70	23,800	24,096
Total Sovereign Bonds (Cost $1,646,271)					1,752,069
Taxable Municipal Bonds (3.3%)
	Atlanta GA Water & Wastewater Revenue	2.257%	11/1/35	7,860	8,254
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	2.574%	4/1/31	14,735	15,891
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,670	8,044
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	24,800	45,400
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,070	10,503
	California GO	7.500%	4/1/34	5,845	9,742
	California GO	7.350%	11/1/39	45,195	75,066
	California GO	7.600%	11/1/40	2,215	4,006
	Chicago IL Metropolitan Water Reclamation District
	GO	5.720%	12/1/38	4,445	6,372
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	4,780	7,200
	Chicago IL Transit Authority Sales Tax Receipts
	Revenue	6.200%	12/1/40	2,290	3,189
	Chicago IL Transit Authority Sales Tax Receipts
	Revenue	6.899%	12/1/40	31,650	45,765
	Chicago IL Transit Authority Transfer Tax Receipts
	Revenue	6.899%	12/1/40	61,935	89,556
	City of Riverside CA	3.857%	6/1/45	12,905	13,857
	City of San Antonio TX Electric & Gas Systems
	Revenue	2.905%	2/1/48	8,990	9,475
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	7,770	8,150
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	8,758
	Duke University North Carolina Revenue	5.850%	4/1/37	62,165	90,338
	Florida Board of Administration Finance Corp.
	Revenue	1.705%	7/1/27	36,875	38,276
	Foothill-Eastern Transportation Corridor Agency
	CA Toll Road Revenue	4.094%	1/15/49	5,145	5,525
9	Foothill-Eastern Transportation Corridor Agency
	CA Toll Road Revenue	3.924%	1/15/53	38,475	41,071

	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	67,314	102,368
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	9,916	15,327
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	3.236%	10/1/52	53,710	56,170
	Great Lakes Water Authority Sewage Disposal
	System Revenue	3.056%	7/1/39	12,495	13,319
	Houston TX GO	6.290%	3/1/32	15,240	19,341
	Illinois GO	5.100%	6/1/33	32,115	34,562
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	23,881
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.833%	1/1/38	5,335	5,755
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	38,405	52,210
	Louisville & Jefferson County KY Metropolitan
	Sewer District Sewer & Drainage System
	Revenue	6.250%	5/15/43	11,000	17,078
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	12,005	17,653
	Massachusetts GO	2.514%	7/1/41	10,625	11,119
	Massachusetts School Building Authority	1.753%	8/15/30	42,620	43,190
	Massachusetts School Building Authority	2.950%	5/15/43	23,000	23,886
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	21,746
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	3.395%	10/15/40	16,565	17,820
	Metropolitan Transportation Authority Revenue	6.200%	11/15/26	2,255	2,544
	Metropolitan Transportation Authority Revenue	5.175%	11/15/49	37,785	44,275
	Michigan Finance Authority Revenue (Trinity
	Health Credit Group)	3.084%	12/1/34	11,385	12,567
	Municipal Electric Authority of Georgia	4.430%	1/1/22	7,795	8,017
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	48,591
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	850	1,388
	New York Metropolitan Transportation Authority
	Revenue	6.814%	11/15/40	32,755	43,733
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,888
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	23,543
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	3.110%	2/15/39	21,345	23,243
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	3.190%	2/15/43	11,865	12,939
	New York State Thruway Authority Highway &
	Bridge Trust Fund	5.883%	4/1/30	29,670	38,038
	New York State Thruway Authority Revenue	2.900%	1/1/35	16,215	17,580
	New York State Thruway Authority Revenue	3.500%	1/1/42	9,140	9,550
	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	58,090	58,735
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	30,550	52,978
	Oregon Department of Transportation Highway
	User Tax Revenue	5.834%	11/15/34	14,510	21,052
10	Oregon School Boards Association GO	4.759%	6/30/28	15,000	17,312
11	Oregon State University	3.424%	3/1/60	31,000	32,113
	Pennsylvania State University Revenue	2.790%	9/1/43	25,680	26,882
	Pennsylvania State University Revenue	2.840%	9/1/50	7,510	7,763

12	Philadelphia PA Authority for Industrial
	Development Lease Revenue	6.550%	10/15/28	64,830	83,505
	Port Authority of New York & New Jersey	1.086%	7/1/23	21,440	21,759
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	1,960	2,317
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	5,665	7,554
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	53,000	70,508
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	10,910	15,127
	Princeton University New Jersey Revenue	5.700%	3/1/39	13,020	19,752
	Regents of the University of California Medical
	Center Pooled Revenue	3.006%	5/15/50	14,850	15,760
	Regents of the University of California Medical
	Center Pooled Revenue	3.256%	5/15/60	29,200	32,843
	Riverside County CA Pension Revenue	3.818%	2/15/38	9,875	10,909
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,595	12,438
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	19,910	24,908
	Texas Transportation Commission	2.562%	4/1/42	8,625	8,786
	Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	15,829
	Texas Transportation Commission State Highway
	Fund	4.000%	10/1/33	22,595	28,568
	University of California	3.931%	5/15/45	18,275	21,708
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	11,720	19,021
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	15,870	25,693
	University of California Revenue	1.316%	5/15/27	13,645	13,863
	University of California Revenue	1.614%	5/15/30	23,375	23,621
	University of California Revenue	4.601%	5/15/31	19,390	23,638
	University of California Revenue	4.765%	5/15/44	4,740	5,232
	University of Michigan Revenue	2.437%	4/1/40	17,525	18,289
	University of Michigan Revenue	2.562%	4/1/50	15,280	16,228
	University of Virginia Revenue	2.256%	9/1/50	20,305	20,102
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	28,325	31,745
9	Wisconsin GO	5.700%	5/1/26	7,370	8,665
Total Taxable Municipal Bonds (Cost $1,791,223)					2,124,962
				Shares
Common Stocks (39.3%)
Communication Services (2.2%)
	Comcast Corp. Class A			15,443,373	809,233
	Verizon Communications Inc.			9,225,006	541,969
	BCE Inc.			1,596,354	68,261
					1,419,463
Consumer Discretionary (1.5%)
	McDonald's Corp.			1,874,360	402,200
	Home Depot Inc.			1,301,556	345,719
	VF Corp.			2,252,131	192,355
					940,274
Consumer Staples (5.7%)
	Procter & Gamble Co.			5,135,889	714,608
	Philip Morris International Inc.			6,983,604	578,172
	Coca-Cola Co.			8,982,757	492,614
	Mondelez International Inc. Class A			6,512,154	380,766
	Archer-Daniels-Midland Co.			7,294,371	367,709
	PepsiCo Inc.			2,476,404	367,251
	Kellogg Co.			4,195,100	261,061
	Unilever plc ADR			3,966,268	239,404

Kimberly-Clark Corp.	1,737,500	234,267
		3,635,852
Energy (1.3%)
ConocoPhillips	6,753,114	270,057
Phillips 66	3,684,884	257,721
^ TC Energy Corp.	5,656,620	229,971
Kinder Morgan Inc.	5,677,127	77,606
		835,355
Financials (8.3%)
JPMorgan Chase & Co.	7,323,508	930,598
Bank of America Corp.	25,262,020	765,692
Chubb Ltd.	3,517,720	541,447
BlackRock Inc.	712,919	514,400
MetLife Inc.	10,703,777	502,542
Progressive Corp.	5,035,290	497,890
Morgan Stanley	7,002,600	479,888
Truist Financial Corp.	7,881,462	377,759
Blackstone Group LP Class A	4,311,900	279,454
PNC Financial Services Group Inc.	1,693,291	252,300
Travelers Cos. Inc.	901,383	126,527
		5,268,497
Health Care (6.9%)
Johnson & Johnson	7,581,878	1,193,236
Pfizer Inc.	20,141,142	741,395
Medtronic plc	5,429,248	635,982
Eli Lilly and Co.	2,943,853	497,040
Merck & Co. Inc.	5,362,174	438,626
CVS Health Corp.	5,475,074	373,948
AstraZeneca plc ADR	5,249,904	262,443
Novartis AG	2,751,084	259,036
		4,401,706
Industrials (5.8%)
Caterpillar Inc.	3,290,445	598,927
Eaton Corp. plc	4,732,994	568,622
Lockheed Martin Corp.	1,455,237	516,580
Union Pacific Corp.	2,050,363	426,927
Raytheon Technologies Corp.	5,955,700	425,892
General Dynamics Corp.	2,211,800	329,160
Honeywell International Inc.	1,379,000	293,313
Emerson Electric Co.	3,486,112	280,179
Johnson Controls International plc	5,528,600	257,577
		3,697,177
Information Technology (3.2%)
Cisco Systems Inc.	19,096,823	854,583
Corning Inc.	12,070,433	434,535
Automatic Data Processing Inc.	1,858,977	327,552
Analog Devices Inc.	1,889,086	279,075
Texas Instruments Inc.	828,209	135,934
		2,031,679

Materials (0.5%)
LyondellBasell Industries NV Class A			3,488,230	319,731

Real Estate (0.8%)
Crown Castle International Corp.			2,989,858	475,956

Utilities (3.1%)
Dominion Energy Inc.			5,575,618	419,286
Exelon Corp.			7,402,994	312,554
Sempra Energy			2,433,527	310,056
Duke Energy Corp.			3,205,828	293,526
American Electric Power Co. Inc.			3,172,037	264,136
Entergy Corp.			2,404,200	240,035
DTE Energy Co.			612,200	74,327
Eversource Energy			672,510	58,179
				1,972,099
Total Common Stocks (Cost $17,826,174)				24,997,789
	Coupon
Temporary Cash Investments (2.6%)
Money Market Fund (0.1%)
13,14 Vanguard Market Liquidity Fund	0.111%		655,794	65,580

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (2.2%)
Bank of America Securities, LLC
(Dated 12/31/20, Repurchase Value
$261,302,000, collateralized by Federal National
Mortgage Assn., 2.500%-4.500%, 4/1/44-1/1/51,
with a value of $266,526,000)	0.080%	1/4/21	261,300	261,300
Deutsche Bank Securities, Inc.
(Dated 12/31/20, Repurchase Value
$29,000,000, collateralized by Federal Home
Loan Bank, 0.110%, 5/4/21, with a value of
$29,582,000)	0.070%	1/4/21	29,000	29,000
HSBC Bank USA
(Dated 12/31/20, Repurchase Value
$70,200,000, collateralized by U.S. Treasury
Note/Bond, 2.500%, 2/15/45, with a value of
$71,604,000)	0.060%	1/4/21	70,200	70,200
HSBC Bank USA
(Dated 12/31/20, Repurchase Value
$41,700,000, collateralized by U.S. Treasury
Note/Bond, 0.125%-2.500%, 2/15/22-2/15/46,
with a value of $42,534,000)	0.080%	1/4/21	41,700	41,700
JP Morgan Securities LLC
(Dated 12/31/20, Repurchase Value
$217,601,000, collateralized by U.S. Treasury
Note/Bond, 0.125%, 12/31/22, with a value of
$221,952,000)	0.060%	1/4/21	217,600	217,600

Natixis SA
(Dated 12/31/20, Repurchase Value
$261,101,000, collateralized by Federal Home
Loan Bank, 3.900%-4.150%, 7/19/33-6/1/38,
Federal Home Loan Mortgage Corp., 0.000%,
12/11/25, Federal National Mortgage Assn.,
0.000%, 1/15/30, and U.S. Treasury Note/Bond,
0.000%-7.625%, 6/3/21-11/15/49, with a value
of $266,322,000)	0.050%	1/4/21	261,100	261,100
Nomura International plc
(Dated 12/31/20, Repurchase Value
$203,401,000, collateralized by U.S. Treasury
Note/Bond, 0.125%-2.500%, 1/15/28-2/15/50,
with a value of $207,468,000)	0.050%	1/4/21	203,400	203,400
RBC Capital Markets LLC
(Dated 12/31/20, Repurchase Value
$40,500,000, collateralized by Federal Home
Loan Mortgage Corp., 2.000%-4.500%, 4/1/42-
12/1/50 and Federal National Mortgage Assn.,
2.000%-4.000%, 1/1/35-1/1/58, with value of
$41,310,000)	0.060%	1/4/21	40,500	40,500
RBS Securities, Inc.
(Dated 12/31/20, Repurchase Value
$267,001,000, collateralized by U.S. Treasury
Note/Bond, 0.375%, 12/31/25, with a value of
$272,340,000)	0.050%	1/4/21	267,000	267,000
				1,391,800
U.S. Government and Agency Obligations (0.3%)
United States Cash Management Bill	0.090%	4/13/21	45,000	44,989
United States Treasury Bill	0.096-0.111%	4/15/21	114,000	113,972
				158,961
Total Temporary Cash Investments (Cost $1,616,332)				1,616,341
Total Investments (100.3%) (Cost $53,063,353)				63,775,655
Other Assets and Liabilities -Net (-0.3%)				(180,781)
Net Assets (100%)				63,594,874
Cost is in $000.

¤ Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of December 31, 2020.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $61,999,000.
1 Securities with a value of $1,622,000 have been segregated as collateral for open forward currency contracts.
2 Securities with a value of $438,000 have been segregated as initial margin for open futures contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $6,872,884,000, representing 10.8% of net assets.
6 Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Face amount denominated in Canadian dollars.
8 Face amount denominated in Japanese yen.
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

10 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
11 Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
14 Collateral of $65,575,000 was received for securities on loan.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	678	85,539	179
10-Year U.S. Treasury Note	March 2021	433	59,788	25
				204

Wellesley Income Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)

Toronto-
Dominion Bank	2/1/21	USD	153,943	JPY	16,000,000	—	(1,074)
Toronto-
Dominion Bank	1/19/21	USD	99,719	JPY	10,400,000	—	(1,027)
Goldman Sachs
International	1/19/21	USD	97,201	JPY	10,000,000	331	—
Toronto-
Dominion Bank	1/25/21	USD	67,351	JPY	7,000,000	—	(464)
Citibank, N.A.	1/7/21	USD	59,853	CAD	77,000	—	(640)
Citibank, N.A.	1/8/21	USD	39,050	CAD	50,000	—	(232)
Citibank, N.A.	1/14/21	USD	38,790	CAD	50,000	—	(493)
Citibank, N.A.	1/19/21	USD	27,910	CAD	36,000	—	(374)
Toronto-
Dominion Bank	2/8/21	USD	27,685	JPY	2,875,000	—	(172)
Deutsche Bank
AG	1/12/21	USD	22,581	JPY	2,336,000	—	(46)
Citibank, N.A.	1/20/21	USD	19,381	CAD	25,000	—	(261)
						331	(4,783)

CAD—Canadian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

At December 31, 2020, a counterparty had deposited in a segregated account securities with a value of $678,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market - or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange -traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Wellesley Income Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA

Wellesley Income Fund

transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2020, counterparties had deposited in segregated accounts securities with a value of $706,000 and cash of $875,000 in connection with TBA transactions.

F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage -backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

G. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

H. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Wellesley Income Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,641,436	—	5,641,436
Asset-Backed/Commercial Mortgage-Backed
Securities	—	1,254,406	—	1,254,406
Corporate Bonds	—	26,388,652	—	26,388,652
Sovereign Bonds	—	1,752,069	—	1,752,069
Taxable Municipal Bonds	—	2,124,962	—	2,124,962
Common Stocks	24,738,753	259,036	—	24,997,789
Temporary Cash Investments	65,580	1,550,761	—	1,616,341
Total	24,804,333	38,971,322	—	63,775,655
Derivative Financial Instruments
Assets
Futures Contracts[1]	57	—	—	57
Forward Currency Contracts	—	331	—	331
Total	57	331	—	388
Liabilities
Forward Currency Contracts	—	4,783	—	4,783
1 Represents variation margin on the last day of the reporting period.